SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Cash Flows (in thousands) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net (Loss)	$ (6,061,000)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102,000	58,000
Amortization of debt issuance costs and pre-paids	370,000
Legendary Investment sale and write off		14,000
Increase in reserves and impairments (discontinued operations)		499,000
Loss from REOs sold (discontinued operations)		83,000
Loss on sale of investments and assets held (discontinued operations)	132,000	155,000
(Gain) on extinguishment of notes payables	(196,000)
(Gain) Bargain Purchase Value adjustment	(1,736,000)
Realized (Gain) of market securities	(18,000)
Beneficial conversion		325,000
Stock based compensation and warrant expense	2,678,000	5,059,000
Stock for services	938,000	298,000
Options for services	107,000
Net change in operating assets and liabilities:
Decrease (increase) in income tax receivable	(49,000)	489,000
(Increase) in farm product	(43,000)
(Increase) decrease in deposits, prepaid expenses and other assets	(4,000)	(36,000)
Increase in accounts payable	168,000	182,000
Increase (decrease) in accrued liabilities and other	400,000	131,000
Net Cash (Used in) Operating Activities	(3,212,000)	(2,205,000)
Cash Flows from Investing Activities:
Boston real estate and other residential real estate		(381,000)
Proceeds from REO properties and other assets sold		2,788,000
Marketable securities purchased	(331,000)
Marketable securities sold	162,000
Proceeds from asset held for sale	(76,000)
Proceeds from fixed assets sold		19,000
Purchase of property, equipment and software	(947,000)	(131,000)
Purchase of real estate option		(100,000)
Purchase of land, water shares, infrastructure	(1,064,000)	(8,012,000)
Dam construction	(359,000)	(326,000)
Other assets		3,000
Net Cash (Used in) Investing Activities	(2,539,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332,000
Payment of offering costs	(664,000)
Payment on note	(38,000)
Payment on notes payable	(1,179,000)
Payment for settlement of note payable	(105,000)
(Decrease) in short term borrowings		(950,000)
Options and warrants exercised	613,000
Increase in long term borrowings		6,951,000
Retirement of Common Stock
Private placement - net of offering costs		2,202,000
Net Cash Provided by Financing Activities	5,929,000
Net Increase in Cash & Cash Equivalents	132,000	29,000
Beginning Cash & Cash Equivalents	645,000	616,000
Ending Cash & Cash Equivalents	777,000	645,000
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	435,000	526,000
Cash received from income tax refunds		501,000
Conversion of note receivable for loan on land		295,000
Common stock issued for land and water share purchase (in Shares)		500
Common stock issued in conjunction with extinguishment of notes payable	1,499,000
Acquisition of Orlando Reservoir for seller financed note payable	187,000
Stock issued for partial payment for the purchase of Orlando Reservoir No.II, LLC	1,557,000
Stock issued for non-controlling interest in HCIC		11,379,000
Equipment purchases financed	146,000
Fair value of warrants issued with Series B offering (in Shares)	1,675
Value of beneficial conversion with Series B offering
Stock & warrants for debt issuance costs	369,000
CHANGE
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Amortization of debt issuance costs and pre-paids	86,000
Cash Flows from Investing Activities:
Proceeds from asset held for sale	76,000
Cash Flows from Financing Activities:
Retirement of Common Stock	(76,000)
Net Cash Provided by Financing Activities	(76,000)
Supplemental Disclosure of Cash Flow Information
Value of beneficial conversion with Series B offering	1,490,000
RESTATED
Cash Flows from Operating Activities:
Net (Loss)	(6,147,000)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102,000
Amortization of debt issuance costs and pre-paids	456,000
Legendary Investment sale and write off
Increase in reserves and impairments (discontinued operations)
Loss from REOs sold (discontinued operations)
Loss on sale of investments and assets held (discontinued operations)	132,000
(Gain) on extinguishment of notes payables	(196,000)
(Gain) Bargain Purchase Value adjustment	(1,736,000)
Realized (Gain) of market securities	(18,000)
Beneficial conversion
Stock based compensation and warrant expense	2,678,000
Stock for services	938,000
Options for services	107,000
Net change in operating assets and liabilities:
Decrease (increase) in income tax receivable	(49,000)
(Increase) in farm product	(43,000)
(Increase) decrease in deposits, prepaid expenses and other assets	(4,000)
Increase in accounts payable	168,000
Increase (decrease) in accrued liabilities and other	400,000
Net Cash (Used in) Operating Activities	(3,212,000)
Cash Flows from Investing Activities:
Boston real estate and other residential real estate
Proceeds from REO properties and other assets sold
Marketable securities purchased	(331,000)
Marketable securities sold	162,000
Proceeds from asset held for sale
Proceeds from fixed assets sold
Purchase of property, equipment and software	(947,000)
Purchase of real estate option
Purchase of land, water shares, infrastructure	(1,064,000)
Dam construction	(359,000)
Other assets
Net Cash (Used in) Investing Activities	(2,539,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332,000
Payment of offering costs	(664,000)
Payment on note	(38,000)
Payment on notes payable	(1,179,000)
Payment for settlement of note payable	(105,000)
(Decrease) in short term borrowings
Options and warrants exercised	613,000
Increase in long term borrowings
Retirement of Common Stock	(76,000)
Private placement - net of offering costs
Net Cash Provided by Financing Activities	5,883,000
Net Increase in Cash & Cash Equivalents	132,000
Beginning Cash & Cash Equivalents	645,000
Ending Cash & Cash Equivalents	777,000
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	435,000
Cash received from income tax refunds
Conversion of note receivable for loan on land
Common stock issued for land and water share purchase (in Shares)
Common stock issued in conjunction with extinguishment of notes payable	1,499,000
Acquisition of Orlando Reservoir for seller financed note payable	187,000
Stock issued for partial payment for the purchase of Orlando Reservoir No.II, LLC	1,557,000
Stock issued for non-controlling interest in HCIC
Equipment purchases financed	146,000
Fair value of warrants issued with Series B offering (in Shares)	1,675
Value of beneficial conversion with Series B offering	1,490,000
Stock & warrants for debt issuance costs	$ 369,000